UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2012

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Liberty Street Horizon Fund

ANNUAL REPORT

April 30, 2012

www.libertystreetfunds.com

Liberty Street Horizon Fund

a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance and Summary	5
Schedule of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	27
Supplemental Information	28
Expense Example	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Liberty Street Horizon Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund's investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small and medium sized company risk, interest rate risk, high yield/lower rated (junk) bonds and foreign/emerging markets securities risk and depositary receipts risk. The Fund may, also, purchase IPOs to increase its exposure to certain securities. Distressed securities involve considerable risk and are more likely to become worthless than securities of more financially stable companies. Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. The S&P 100 Index, is a sub-set of the S&P 500® index, is comprised of 100 major, blue chip companies across multiple industry groups. One cannot invest directly in an index.

Dear Fellow Shareholders:

We are pleased to present the Liberty Street Horizon Fund’s Annual Report for the period ending April 30th, 2012. The Liberty Street Horizon Fund (“the Fund”) had losses in the no load, Institutional Class of -10.41% for the fiscal period ending April 30th 2012. This can be compared with total returns, including dividends and capital gains reinvested, of +4.76% for the Standard and Poor’s 500 Index ( “S&P 500”) over the same time period. The Fund’s most recent performance for the calendar year 2012 as of April 30th is 13.09% vs. 11.88% for the S&P 500.

For the Fund's fiscal year, it returned significantly less than the broader stock market. It is certainly not a desirable outcome, and it is not the Fund’s intent to produce negative returns or to underperform the broader stock market. However, the portfolio managers, research analysts, and other investment professionals at Horizon Asset Management LLC ("Horizon"), the Fund's subadvisor, remain fully focused, and continue to observe valuation dispersion among global businesses not seen in the last decade. As they have seen many times since the inception of their firm and over the course of their careers, fundamental value investing is currently out of favor. We hear the conventional chorus of a focus on short term performance growing louder; similar to other periods in the past. Horizon will maintain its long term focus and research-driven conviction in the construction of the portfolio and the underlying holdings.

So why has performance been challenged as of late? First, the Fund’s holdings do not look very much like the average equity fund. The Fund generally does not seek to own securities that are “popular,” since that which is popular tends to be overpriced. Over the past year, the Fund has not owned large capitalization, major index stocks since these, in Horizon's opinion, are overvalued. In this regard, we are in good company with many noted value-oriented managers who have also experienced negative returns this past year. Almost by definition, if one does not own what is popular, then one cannot be doing as well as that which is popular – until that condition changes.

It is important to understand the reasons why, in our view, many of the companies in the Fund were distinctly unpopular during the past year. Horizon believes that the broader markets are now in a bubble phase, and it has affected all sectors of the market. However one invests, one is well advised to understand the character of this particular bubble, since it also has important implications for the mainstream, index-associated portion of the equity markets, which have experienced increased volatility, increased correlations and valuation excesses in recent years.

The performance of the Fund for fiscal year 2012 is related to share price — a phenomenon Horizon believes is associated with the bubble, and in our opinion, not a result of the quality of the Fund’s investments. The majority of companies held by the Fund, based on their reported financial results, were quite profitable and maintained liquid balance sheets. Also, they were managed by owner-operators. Owner-operators are highly successful individuals who are typically their company’s largest shareholders, and their equity typically represents a large or dominant portion of their personal wealth, such that they have the greatest self-interest in the appreciation of those shares.

The performance is also not, in our opinion, due to valuation. The Fund's holdings, we believe, are a discounted set of businesses. They can be readily demonstrated to provide competitive financial returns to the broad equity market. Since they have few very serious competitive threats, balance sheet or regulatory issues that might cause such price behavior, there must be other factors at work. A significant factor, if not the primary factor, may be the effect of indexation on the broader market.

1

There has been in recent years a dramatic increase in assets invested in Exchange Traded Funds ("ETFs"). For a sense of magnitude, since 1999, the number of ETFs has expanded from fewer than 100 to more than 1,100, even as the number of listed stocks in the U.S. has declined by one third. This migration away from individual security selection was lent great urgency by the 2008/2009 financial crisis. In the three years following 2007, the percentage of domestic equity mutual fund assets invested as an index fund, which means the fund’s investment objective is to simply invest in the securities of a specific index and replicate the performance of that index, rose by 25% to 14.5% of total mutual fund assets.1

This seemingly modest market share greatly understates the extent of the shift to indexation. The flow of investments into ETFs since the beginning of 2008 has been over $1 trillion. Adding index mutual funds and assets that are indexed but in private accounts, the true figure is in the trillions of dollars. These figures alone do not address the total impact of this shift in the allocation of assets. For example, in 2011 ETFs alone were responsible for over $20 trillion of trading, which means that turnover for the entire group was 20 times their $1 trillion of assets under management, or about 2,000%.2 The scale of this affects liquidity, as the liquidity of an instrument such as an ETF - that is, the dollar volume of the buying and selling of an ETF - may be greater than that of its constituent parts. The daily liquidity needs of the large ETFs in creating new or destroying old units may not always be met in the open market.

Since the liquidity and daily trading volume of some of the largest ETFs now exceed the liquidity of the stocks that comprise their benchmark index, this phenomenon has reached a critical point. Indexes, which are meant to measure the performance of, and provide exposure to, groups of stocks, have come to distort the prices of the stocks they are meant to measure – one of the great sorts of ironies that arises from bubble behavior. Paradoxically, the trauma of the 2008/2009 financial crisis, which instigated a surge by investors into these instruments as a tool to diversify their holdings in order to reduce their overall portfolio volatility has, by the magnitude of these efforts, actually contributed to the increasingly lockstep movements among indexes.

The Impact of the ETF Bubble on Valuation – The ETF Divide

The valuation discrepancy across the ETF divide— in other words, those companies that are included in major and multiple ETFs versus those that are excluded—is becoming so severe that the two groups are beginning to exhibit very different valuation and variability characteristics. Companies that were already constituents of major indexes continue to receive their proportionate share of investment inflows, even if they have poor fundamentals or are strategically challenged businesses, such as those subject to technological obsolescence by the ascendance of the smartphone, the tablet computer, or the increasingly free access to media content through such portable devices. Horizon believes it is the first time in history that the mode of investing in equities on this scale has been done with complete disregard for the evaluation of the individual companies whose shares are being purchased. Accordingly, many of the S&P 100 Index companies have been trading at far higher valuations than they otherwise might. This circumstance feels much like the 1999-2000 bubble period, when blue-chip equities were discarded in favor of technology, internet, and telecommunications stocks.

1 1 www.ici.org/pfd/2011_factbook.pdf

2 Primary source: J.P. Morgan Equity Derivatives Strategy; cited by Harold Bradley and Robert E Litan, for the Ewing Marion Kauffman Foundation in their October 19, 2011 prepared testimony before the U.S. Senate Committee on Banking, Housing and Urban Affairs, Subcommittee on Securities, Insurance and Investments. However, the ETF Industry Organization has estimated ETFs’ proportion of total notional U.S. equity volume at 33% (http://www.etf-ia.com/sites/default/files/Notional-Volume.pdf).

2

As to other types of companies, such as the owner-operators, the inverse dynamic operates. The owner-operator companies, which constitute a major element of the Fund, are particularly prone to being on the other side of the ETF divide. Due to heavy inside ownership, they often have more limited float (the total number of shares publicly owned and available for trading) and are accorded correspondingly lower weightings if they are in an index. The weighting of any given security in an index is not related to its total market capitalization (total number of shares multiplied by current share price), but rather by the float-adjusted market capitalization (the number of shares available for purchase multiplied by the current share price). So for example, for a company where a portion of the total shares are held by “insiders” such as the company's management, the float adjusted market capitalization would be reduced by the amount owned by the company's management. The larger the insider ownership, the more dramatic the reduction of the float adjusted market capitalization. As an owner-operator company repurchases shares of his company, typically an anti-dilutive action, the company's float decreases. This likely forces the ETFs to reduce a company’s weight, which in turn could increase share sales by any index-based holders. Thus, when well-regarded inside ownership buys, index-based investors are likely to sell.

As well, many owner-operator companies are also multi-industry companies that do not qualify for the many sector-specific ETFs. As a consequence, Horizon believes they are among the most discounted group of stocks. In the table below, the Fund’s top 10 holdings as of March 30, 2012 are compared with the top 10 constituents of the S&P 500 Index as of March 30, 2012. When reviewing the companies and the number of ETFs which are among the top 10 holdings, clearly, the Fund’s top 10 holdings tend to be on the other side of the ETF divide described earlier.

Top Holdings of the S&P 500 (as of 3/30/2012)	ETFs Where Stock is a Top 10 Holding	Top Holdings of the Fund (as of 3/30/2012)	ETFs Where Stock is a Top 10 Holding
Apple Inc. (AAPL)	80	Howard Hughes Corp. (HHC)	1
Exxon Mobil Corp. (XOM)	81	Liberty Media Capital (LMCA)	4
IBM Corp. (IBM)	65	Leucadia National (LUK)	1
Microsoft Corp. (MSFT)	70	Jarden Corporation (JAH)	1
General Electric (GE)	61	Sears Holdings Corp. (SHLD)	0
Chevron Corp. (CVX)	77	Mastercard Inc. (MA)	8
AT&T Inc. (T)	74	Icahn Enterprises (IEP)	0
Procter & Gamble (PG)	60	Autonation, Inc. (AN)	0
Johnson & Johnson (JNJ)	73	The Link REIT (823 HK)	0
Wells Fargo & Co. (WFC)	36	Bank of Japan (8301 JP)	0

Source: Standard and Poors; www.etfdb.com. ETF information retrieved on June 7, 2012. March 30, 2012 is depicted because that is the most recent date for which the S&P 500 information is publicly available. For a list of Fund holdings as of April 30, 2012, please see page 6 of this report.

3

The Seeds of the Bubble Reversal

If one were to define a bubble as the flow of funds into a sector or securities irrespective of fundamental merit or valuation, this move to indexation then, in Horizon's view, is a form of bubble. When this method of allocating capital continues for too long, excesses arise. It is inevitable. Like all bubbles, it will reverse. When? An external issue may be legislative. Many of the statistics cited in this letter are drawn from a October 19, 2011 presentation by the Ewing Marion Kauffman Foundation to the U.S. Senate Committee on Banking, Housing and Urban Affairs. The prepared remarks are entitled ETFs and the Present Danger to Capital Formation. The concern is systemic risk, also known as non-diversified or market risk.

Aside from Congressional review, this particular multi-trillion dollar wave of dysfunctional behavior appears to be exhausting itself. In conceptual terms, the rising correlations of equity securities globally must reduce the utility of indexation to index buyers—a major presumed benefit of the variety of new indexes was the alternative correlations in the service of reduced portfolio volatility. Concurrently, there is increasing pressure for fee compression amongst the index and ETF providers. If a product loses its utility to both the buyers and the sellers, then its business purpose becomes obsolete. There are indicators that such a reversal is already in development.

To state the obvious, the goal of asset managers is to attract and to maintain a profitable fee structure. To do this they generally purport to offer the possibility of outperforming an index. One of the only avenues available to outperform a given index is to select companies that are: 1) not in the index, and 2) offer the possibility of idiosyncratic returns, as, maybe, from stocks selling below book value3 or below net asset value (NAV), or that have historically offered competitive measures of business return (such as return on equity or return on invested capital) yet are less expensive than the index. In other words, if you follow this type of investing, then you select stocks which are on the other side of the ETF divide; the sorts of stocks the Fund predominately owns. The wave of money flows into indexation has been huge and, Horizon believes, of bubble proportions. When that wave reverses and comes coursing back, it will try to move through a universe of stocks with a limited market capitalization and limited float. The impact would be large, indeed. And it might not be long in coming.

The current discounts are not a terrible circumstance from the point of view of a value investor who can acquire companies on the other side of the ETF divide. Venture into individual stock selection, instead of basket selection, and the valuations can be fractions, not multiples, of book value. The only catch is to wait; though as just discussed, the wait might not be all that long. One day, Horizon believes history will record yet another of those odd periods when investors could have purchased all manner of stocks at multi-decade low valuations, almost indiscriminately, but missed out in their enthusiasm for a particular passion of that era. We believe the Fund is well positioned to take advantage of the valuation dispersion outlined in this letter, and we are hopeful that shareholders will be rewarded for their patience over the coming years. We appreciate your continued confidence.

LIBERTY STREET HORIZON FUND

3 Book value is the total asset of a company minus total liability

4

Liberty Street Horizon Fund
FUND PERFORMANCE AND SUMMARY
As of April 30, 2012

This graph compares a hypothetical $1,000,000 investment in the Fund's Institutional Shares, made at its inception with a similar investment in the S&P 500* Index. Result for the Fund and the Index include the reinvestment of all dividends and capital gains, if any. The S&P 500* Index is a market weighted index composed of 500 large capitalization companies. This index does not reflect expenses, fees or sales charge, which would lower performance. This index is unmanaged and it is not possible to invest in this index.

Average Annual Total Returns as of April 30, 2012

			Since Inception*
	One Year	Three Years	(Annualized)
Unadjusted for sales charge or CDSC
Liberty Street Horizon Fund - A Shares	(5.94)%	15.09%	(6.00)%
Liberty Street Horizon Fund - C Shares	(6.44)%	14.52%	(6.68)%
Adjusted for maximum sales charge or CDSC
Liberty Street Horizon Fund - A Shares	(10.41)%	13.23%	(6.92)%
Liberty Street Horizon Fund - C Shares	(7.14)%	14.52%	(6.68)%
Liberty Street Horizon Fund - Institutional Shares	(5.74)%	15.41%	(7.56)%
S&P 500® Index	4.76%	19.46%	0.45%

*A Shares, C Shares and Institutional Shares commenced operations on 5/4/07, 5/24/07 and 7/11/07, respectively.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted.

The recent growth rate in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

Gross and net expense ratios for the A Shares are 1.74% and 1.50%, respectively. Gross and net expense ratios for the C Shares are 2.24% and 2.00%, respectively. Gross and net expense ratios for the Institutional Shares are 1.49% and 1.25%, respectively. Expense ratios are from the most recent prospectus. The Fund's Advisor has reduced fees or reimbursed expenses; absent such waivers, the Fund's returns would have been lower. The contractual fee waivers are in effect through August 31, 2012 (It will automatically renew for an additional one year period).

Shares redeemed or exchanged within 90 days of purchase will be charged a 1.00% redemption fee.

Total returns adjusted for the maximum sales charge or contingent deferred sales charge ("CDSC") reflect the deduction of the maximum sales charge of 4.75% for A Shares and CDSC charge of 0.75% when C Shares are redeemed within 12 months of purchase. The total returns of individual share classes will differ due to varying sales charges and expenses between the classes. The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

5

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012

Number of Shares		Value
	Common Stocks – 99.7%
	Consumer Discretionary – 37.5%
	Auction House/Art Dealer – 0.0%
475	Sotheby's	$18,677
	Broadcast Services/Programs – 12.6%
1,200	AMC Networks, Inc. - Class A*	51,000
30,000	CBS Corp. - Class B	1,000,500
400	Discovery Communications, Inc. - Class A*	21,768
12,000	Grupo Televisa S.A.B - ADR1	263,640
21,000	Liberty Interactive Corp. - Class A*	395,640
53,038	Liberty Media Corp. - Liberty Capital - Class A*	4,637,643
36,000	Viacom, Inc. - Class B	1,670,040
		8,040,231
	Building-Residential/Commercial–0.2%
9,000	Brookfield Residential Properties, Inc.*, [1]	104,580
200	Lennar Corp. - Class A	5,548
		110,128
	Casino Hotel – 4.0%
18,030	Las Vegas Sands Corp.	1,000,485
11,609	Wynn Resorts Ltd.	1,548,640
		2,549,125
	Commercial Services – 0.6%
40,000	Live Nation Entertainment, Inc.*	362,400
	Consumer Products-Miscellaneous – 5.6%
84,778	Jarden Corp.	3,554,741
	Holding Company – 4.5%
59,372	Icahn Enterprises LP	2,878,948
	Motion Pictures & Services – 0.8%
30,005	DreamWorks Animation SKG, Inc. - Class A*	540,390
	Professional Sports – 0.0%
200	Madison Square Garden Co. - Class A*	7,194
	Retail-Apparel/Shoes–0.6%
7,200	Limited Brands, Inc.	357,840
	Retail-Automobiles–3.8%
70,000	AutoNation, Inc.*	2,420,600
	Retail-Building Products – 0.1%
3,959	Orchard Supply Hardware Stores Corp. - Class A*	85,000
	Retail-Major department Stores – 3.9%
1,000	J.C. Penney Co., Inc.	36,060
46,000	Sears Holdings Corp.*	2,473,880
		2,509,940

6

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
	Satellite Telecom – 0.8%
16,400	DISH Network Corp. - Class A	$524,308
		23,959,522
	Consumer Staples – 0.4%
	Beverages-Wine/Spirits–0.0%
200	Brown-Forman Corp. - Class A	16,822
	Consumer Products-Miscellaneous – 0.4%
12,797	Prestige Brands Holdings, Inc.*	217,421
	Tobacco – 0.0%
200	Philip Morris International, Inc.	17,902
		252,145
	Energy – 5.0%
	Oil Companies-Exploration & Production – 1.4%
2,400	Continental Resources, Inc.*	214,200
600	Paramount Resources Ltd. - Class A*	16,199
36,000	Penn West Petroleum Ltd.[1]	617,040
800	Tourmaline Oil Corp.*	19,282
600	WPX Energy, Inc.	10,542
		877,263
	Oil Companies-Integrated – 3.6%
18,012	Cenovus Energy, Inc.[1]	652,935
36,060	Imperial Oil Ltd.[1]	1,680,035
		2,332,970
		3,210,233
	Financials – 40.1%
	Central Banks – 2.7%
3,200	Bank of Japan*	1,743,487
	Commercial Banks-Central U.S. – 1.1%
12,534	BOK Financial Corp.	714,814
	Commercial Banks-Southern U.S. – 0.1%
1,800	Republic Bancorp, Inc. - Class A	42,354
	Holding Company – 6.6%
100	Berkshire Hathaway, Inc. - Class B*	8,045
168,099	Leucadia National Corp.	4,178,941
		4,186,986
	Investment Companies – 0.7%
426,065	Urbana Corp. - Class A*	461,497
	Investment Management/Advisory Services – 6.7%
50,791	Brookfield Asset Management, Inc. - Class A1	1,675,087
24,007	Cohen & Steers, Inc.	846,007

7

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
	Investment Management/Advisory Services (Continued)
800	Dundee Corp. - Class A*, [1]	$19,880
4,240	Onex Corp.[1]	168,180
1,100,000	Value Partners Group Ltd.	673,442
10,419	Virtus Investment Partners, Inc.*	879,363
		4,261,959
	Oil-U.S. Royalty Trusts – 2.6%
28,566	Texas Pacific Land Trust	1,628,262
	Real Estate Operations/Developments – 12.1%
94,218	Forest City Enterprises, Inc. - Class A*	1,502,777
93,000	Howard Hughes Corp.*	6,241,230
		7,744,007
	Reinsurance – 0.7%
18,457	Greenlight Capital Re Ltd. - Class A*, [1]	459,579
	REITS-Diversified–1.0%
7,021	Vornado Realty Trust	602,683
	REITS-Manufactured Homes – 1.6%
15,000	Equity Lifestyle Properties, Inc.	1,049,100
	REITS-Regional Malls – 0.3%
8,000	General Growth Properties, Inc.	142,400
3,102	Rouse Properties, Inc.*	41,691
		184,091
	REITS-Shopping Centers – 3.9%
600,700	Link REIT	2,500,771
		25,579,590
	Health Care – 0.0%
	Medical-Drugs–0.0%
2,000	Opko Health, Inc.*	9,500
	Industrials – 5.1%
	Airport Development/Maintenance – 1.8%
1,800,000	Beijing Capital International Airport Co., Ltd. - Class H	1,176,236
	Distribution/Wholesale–0.0%
400	Watsco, Inc.	28,780
	Diversified Manufacturing – 0.2%
2,800	Colfax Corp.*	94,892
100	Danaher Corp.	5,422
		100,314
	Holding Company – 3.1%
30,760	Jardine Strategic Holdings Ltd. - ADR[1]	1,956,336
		3,261,666

8

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology – 8.5%
	Commercial Services-Finance – 5.1%
7,200	Mastercard, Inc. - Class A	$3,256,344
	E-Commerce/Service–2.4%
32,000	IAC/InterActiveCorp	1,540,800
	Satellite Telecom – 0.9%
15,600	EchoStar Corp. - Class A*	453,180
1,600	Loral Space & Communications, Inc.	99,280
		552,460
	Web Portals/ISP – 0.1%
100	Google, Inc. - Class A*	60,523
		5,410,127
	Materials – 3.1%
	Chemicals-Specialty–0.2%
1,800	Valhi, Inc.	97,290
	Gold Mining – 1.7%
24,680	Franco-Nevada Corp.	1,107,021
	Metal-Diversified–0.1%
10,000	Glencore International PLC	69,071
	Precious Metals – 1.1%
180,800	McEwen Mining, Inc.*	685,232
		1,958,614
	TOTAL COMMON STOCKS (Cost $55,390,133)	63,641,397
	Exchange-Traded Funds – 0.4%
	Gaming & Entertainment – 0.4%
6,086	Market Vectors Gaming ETF	223,113
	Growth & Income – 0.0%
200	PowerShares Buyback Achievers Portfolio	5,884
	TOTAL EXCHANGE-TRADED FUNDS (Cost $132,286)	228,997
	Preferred Stocks – 0.0%
	Consumer Discretionary – 0.0%
	Retail-Building Products – 0.0%
3,959	Orchard Supply Hardware Stores Corp.	7,522
	TOTAL PREFERRED STOCKS (Cost $—)	7,522

9

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012

TOTAL INVESTMENTS – 100.1% (Cost $55,522,419)	63,877,916

Liabilities in Excess of Other Assets – (0.1)%	(57,117)
Total Net Assets – 100.0%	$63,820,799

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

10

Liberty Street Horizon Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Broadcast Services/Programs	12.6%
Real Estate Operations/Developments	12.1%
Investment Management/Advisory Services	6.7%
Holding Company (Financials)	6.6%
Consumer Products-Miscellaneous (Consumer Discretionary)	5.6%
Commercial Services-Finance	5.1%
Holding Company (Consumer Discretionary)	4.5%
Casino Hotel	4.0%
Retail-Major Department Stores	3.9%
REITS-Shopping Centers	3.9%
Retail-Automobiles	3.8%
Oil Companies-Integrated	3.6%
Holding Company (Industrials)	3.1%
Central Banks	2.7%
Oil-U.S. Royalty Trusts	2.6%
E-Commerce/Service	2.4%
Airport Development/Maintenance	1.8%
Gold Mining	1.7%
REITS-Manufactured Homes	1.6%
Oil Companies-Exploration & Production	1.4%
Commercial Banks-Central U.S.	1.1%
Precious Metals	1.1%
REITS-Diversified	1.0%
Satellite Telecom (Information Technology)	0.9%
Motion Pictures & Services	0.8%
Satellite Telecom (Consumer Discretionary)	0.8%
Investment Companies	0.7%
Reinsurance	0.7%
Commercial Services	0.6%
Retail-Apparel/Shoes	0.6%
Consumer Products-Miscellaneous (Consumer Staples)	0.4%
REITS-Regional Malls	0.3%
Building-Residential/Commercial	0.2%
Diversified Manufacturing	0.2%
Chemicals-Specialty	0.2%
Retail-Building Products	0.1%
Metal-Diversified	0.1%
Web Portals/ISP	0.1%
Commercial Banks-Southern U.S.	0.1%
Distribution/Wholesale	0.0%
Auction House/Art Dealer	0.0%
Tobacco	0.0%
Beverages-Wine/Spirits	0.0%

11

Liberty Street Horizon Fund
SUMMARY OF INVESTMENTS - Continued
As of April 30, 2012

Medical-Drugs	0.0%
Professional Sports	0.0%
Total Common Stocks	99.7%
Exchange-Traded Funds
Gaming & Entertainment	0.4%
Growth & Income	0.0%
Total Exchange-Traded Funds	0.4%
Preferred Stocks	0.0%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

12

Liberty Street Horizon Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2012

Assets:
Investments in securities, at value (cost $55,522,419)	$63,877,916
Receivables:
Investment securities sold	172,752
Fund shares sold	10,150
Dividends and interest	26,279
Prepaid expenses	47,833
Total assets	64,134,930

Liabilities:
Due to custodian	82,963
Payables:
Investment securities purchased	80,061
Fund shares redeemed	60,610
Due to Advisor	25,395
Distribution Plan - Class A & Class C (Note 7)	6,953
Transfer agent fees and expenses	18,313
Administration fees	9,572
Fund accounting fees	7,150
Custody fees	2,306
Chief Compliance Officer fees	2,151
Trustees' fees and expenses	527
Accrued other expenses	18,130
Total liabilities	314,131

Net Assets	$63,820,799

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$75,984,789
Accumulated net investment loss	(349,165)
Accumulated net realized loss on investments and foreign currency	(20,170,322)
Net unrealized appreciation on investments	8,355,497
Net Assets	$63,820,799

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,657,654
Shares of benficial interest issued and outstanding	1,253,279
Redemption price	6.91
Maximum sales charge (4.75%* of offering price)	0.34
Maximum offering price to public	$7.25

Class C Shares:
Net assets applicable to shares outstanding	$8,300,327
Shares of benficial interest issued and outstanding	1,215,347
Redemption price	$6.83

Institutional Shares:
Net assets applicable to shares outstanding	$46,862,818
Shares of benficial interest issued and outstanding	6,831,868
Redemption price	$6.86

*On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

13

Liberty Street Horizon Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2012

Investment Income:
Dividends (net of foreign withholding taxes of $31,704)	$892,657
Securities lending	214,238
Interest	299
Total investment income	1,107,194

Expenses:
Advisory fees	833,721
Transfer agent fees and expenses	163,846
Administration fees	99,576
Distribution fees - Class C (Note 7)	81,352
Fund accounting fees	65,141
Custody fees	38,901
Registration fees	32,999
Distribution fees - Class A (Note 7)	28,536
Shareholder reporting fees	20,420
Legal fees	17,829
Audit fees	14,999
Chief Compliance Officer fees	13,502
Trustees' fees and expenses	5,499
Miscellaneous fees	4,388
Insurance fees	2,758

Total expenses	1,423,467
Advisory fees waived	(272,244)
Net expenses	1,151,223
Net investment loss	(44,029)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	4,834,027
Foreign currency transactions	3,694
Net realized gain	4,837,721
Net change in unrealized appreciation/depreciation on:
Investments	(15,142,966)
Foreign currency translations	(110)
Net change in unrealized appreciation/depreciation	(15,143,076)
Net realized and unrealized loss on investments and foreign currency	(10,305,355)

Net Decrease in Net Assets from Operations	$(10,349,384)

See accompanying Notes to Financial Statements.

14

Liberty Street Horizon Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	April 30, 2012	April 30, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(44,029)	$232,943
Net realized gain (loss) on investments and foreign currency transactions	4,837,721	(8,090,455)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(15,143,076)	27,100,574
Net increase (decrease) in net assets resulting from operations	(10,349,384)	19,243,062

Distributions to Shareholders:
From net investment income:
Class A	(89,324)	(581,854)
Class C	(39,497)	(341,366)
Institutional Class	(693,362)	(2,374,334)
Total distributions	(822,183)	(3,297,554)

Capital Transactions:
Net proceeds from shares sold:
Class A	353,584	2,250,002
Class C	422,115	739,805
Institutional Class	8,035,588	22,535,895
Reinvestment of distributions:
Class A	85,116	551,486
Class C	36,446	323,298
Institutional Class	666,636	2,275,669
Cost of shares redeemed:
Class A1	(6,534,430)	(13,490,591)
Class C2	(5,292,057)	(3,650,322)
Institutional Class[3]	(36,931,470)	(39,248,879)
Net decrease in net assets from capital transactions	(39,158,472)	(27,713,637)

Total decrease in net assets	(50,330,039)	(11,768,129)

Net Assets:
Beginning of period	114,150,838	125,918,967
End of period	$63,820,799	$114,150,838

Accumulated net investment loss	$(349,165)	$(3,564,108)

Capital Share Transactions:
Shares sold:
Class A	52,808	359,215
Class C	63,618	116,391
Institutional Class	1,226,966	3,542,420
Shares reinvested:
Class A	14,525	83,180
Class C	6,273	49,283
Institutional Class	114,542	345,322
Shares redeemed:
Class A	(1,046,669)	(2,091,880)
Class C	(858,092)	(582,855)
Institutional Class	(5,738,438)	(6,258,564)
Net decrease in net assets from capital share transactions	(6,164,467)	(4,437,488)

[1]	Net of redemption fee proceeds of $232 and $79, respectively.
[2]	Net of redemption fee proceeds of $19 and $216, respectively.
[3]	Net of redemption fee proceeds of $3,111 and $31,066, respectively.

See accompanying Notes to Financial Statements.

15

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.

For a capital share outstanding throughout each period.

					For the Period
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	May 4, 2007*
	April 30, 2012	April 30, 2011	April 30, 2010	April 30, 2009 †	to April 30, 2008 †
Net asset value, beginning of period	$7.42	$6.36	$4.80	$9.39	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01	0.01	0.03	0.05
Net realized and unrealized gain (loss) on investments	(0.44)	1.24	1.66	(4.61)	(0.64)
Total from investment operations	(0.45)	1.25	1.67	(4.58)	(0.59)

Less Distributions:
From net investment income	(0.06)	(0.19)	(0.11)	(0.01)	(0.02)

Redemption fee proceeds	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$6.91	$7.42	$6.36	$4.80	$9.39

Total return [3]	(5.94)%	20.05%	35.00%	(48.80)%	(5.94)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,658	$16,573	$24,688	$19,384	$17,506

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%	1.70%	1.73%	1.91%	3.64%[5]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.50)%	(0.10)%	0.02%	0.08%	(1.66)%[5]
After fees waived and expenses absorbed	(0.17)%	0.10%	0.25%	0.49%	0.48%[5]
Portfolio turnover rate	19%	33%	20%	21%	29%[4]

*	Commencement of operations.
†	Audited by previous Independent Registered Public Accounting Firm.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total return excludes the effect of the applicable sales load.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

16

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

					For the Period
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	May 24, 2007*
	April 30, 2012	April 30, 2011	April 30, 2010	April 30, 2009 †	to April 30, 2008 †
Net asset value, beginning of period	$7.33	$6.29	$4.75	$9.33	$10.05
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.03)	(0.01)	-	- [2]
Net realized and unrealized gain (loss) on investments	(0.44)	1.23	1.64	(4.58)	(0.71)
Total from investment operations	(0.48)	1.20	1.63	(4.58)	(0.71)

Less Distributions:
From net investment income	(0.02)	(0.16)	(0.09)	-	(0.02)

Redemption fee proceeds	- [2]	- [2]	- [2]	-	0.01

Net asset value, end of period	$6.83	$7.33	$6.29	$4.75	$9.33

Total return	(6.44)%	19.40%	34.44%	(49.09)%	(7.02)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,300	$14,692	$15,219	$10,064	$11,580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.33%	2.20%	2.23%	2.50%	4.19%[4]
After fees waived and expenses absorbed	2.00%	2.00%	2.00%	2.00%	2.00%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.00)%	(0.60)%	0.02%	(0.47)%	(2.14)%[4]
After fees waived and expenses absorbed	(0.67)%	(0.40)%	(0.25)%	(0.03)%	(0.05)%[4]
Portfolio turnover rate	19%	33%	20%	21%	29%[3]

*	Commencement of operations.
†	Audited by previous Independent Registered Public Accounting Firm.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

17

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

					For the Period
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	July 11, 2007*
	April 30, 2012	April 30, 2011	April 30, 2010	April 30, 2009 †	to April 30, 2008 †
Net asset value, beginning of period	$7.38	$6.32	$4.77	$9.37	$10.79
Income from Investment Operations:
Net investment income[1]	0.01	0.02	0.03	0.04	0.05
Net realized and unrealized gain (loss) on investments	(0.45)	1.25	1.65	(4.62)	(1.44)
Total from investment operations	(0.44)	1.27	1.68	(4.58)	(1.39)

Less Distributions:
From net investment income	(0.08)	(0.21)	(0.13)	(0.03)	(0.04)

Redemption fee proceeds	- [2]	- [2]	- [2]	0.01	0.01

Net asset value, end of period	$6.86	$7.38	$6.32	$4.77	$9.37

Total return	(5.74)%	20.51%	35.33%	(48.81)%	(12.88)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,863	$82,886	$86,012	$60,434	$31,788

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%	1.45%	1.48%	1.68%	2.59%[4]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.25)%	0.15%	0.27%	0.25%	(0.66)%[4]
After fees waived and expenses absorbed	0.08%	0.35%	0.50%	0.68%	0.68%[4]
Portfolio turnover rate	19%	33%	20%	21%	29%[3]

*	Commencement of operations.
†	Audited by previous Independent Registered Public Accounting Firm.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

18

Liberty Street Horizon Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2012

Note 1 – Organization

The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term growth of capital. The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class. Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007. Institutional Class commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”). On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C, and Institutional shares of the Fund.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

19

Liberty Street Horizon Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2012

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At April 30, 2012, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

20

Liberty Street Horizon Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2012

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Securities Lending

The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund's behalf and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of April 30, 2012, there were no securities loaned by the Fund and there was no collateral due to broker by the Fund.

21

Liberty Street Horizon Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2012

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Horizon Asset Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.50% , 2.00% and 1.25% of the Fund's average daily net assets for A Shares, C Shares and Institutional Shares, respectively until August 31, 2012.

For the year ended April 30, 2012, the Advisor waived all its fees and absorbed other expenses totaling $272,244. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture a portion of the following amounts no later than April 30, of the years stated below:

2013:	$244,678
2014:	220,158
2015:	272,244
$737,080

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended April 30, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended April 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At April 30, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$56,901,195
Gross unrealized appreciation	$11,835,349
Gross unrealized depreciation	(4,859,575)

Net unrealized appreciation on investments and foreign currency translations	$6,975,774

22

Liberty Street Horizon Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2012

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended April 30, 2012, permanent differences in book and tax accounting have been reclassified to paid-in-capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(105,599)	$4,081,155	$(3,975,556)

As of April 30, 2012 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$23,928
Undistributed long-term gains	-
Tax accumulated earnings	23,928
Accumulated capital and other losses	$(19,163,692)
Unrealized appreciation on investments and foreign currency translations	6,975,774
Total accumulated earnings/(deficit)	$(12,163,990)

The tax character of distributions paid during the fiscal years ended April 30, 2012 and April 30, 2011 were as follows:

Distribution paid from:	April 30, 2012	April 30, 2011
Ordinary income	$822,183	$3,297,554
Long-term capital gains	-	-
Total distributions	$822,183	$3,297,554

As of April 30, 2012, the Fund had a short-term capital loss carryover of $16,021,564 of which $2,428,922 expires in 2017, $3,642,105 expires in 2018, and $9,950,537 expires in 2019.

The Fund utilized $2,987,952 of its capital loss carryforwards during the year ended April 30, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

23

Liberty Street Horizon Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2012

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of April 30, 2012, the Fund had $3,142,128 of post-October capital losses which are deferred until May 1, 2012 for tax purposes.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended April 30, 2012 the Fund received $3,362 in redemption fees.

Note 6 - Investment Transactions

For year ended April 30, 2012, purchases and sales of investments, excluding short-term investments, were $15,752,471 and $53,283,303, respectively.

Note 7 - Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC, markets the Fund shares to financial intermediaries pursuant to a selling dealer agreement.  In addition, HRC Fund Associates, LLC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor.

For the year ended April 30, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

24

Liberty Street Horizon Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2012

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2[2]	Level 3[2]	Total
Investments
Common Stocks[1]	$63,641,397	$-	$-	$63,641,397
Exchange-Traded Funds	228,997	-	-	228,997
Preferred Stocks	7,522	-	-	7,522
Total Investments	$63,877,916	$-	$-	$63,877,916

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

2The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at period end.

Note 10 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

25

Liberty Street Horizon Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2012

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Liberty Street Horizon Fund

We have audited the accompanying statement of assets and liabilities of the Liberty Street Horizon Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended April 30, 2009 and for Class A the period May 4, 2007 to April 30, 2008, for Class C the period May 24, 2007 to April 30, 2008, and for the Institutional Class the period July 11, 2007 to April 30, 2008, have been audited by other auditors, whose report dated June 25, 2009 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty Street Horizon Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 27, 2012

27

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION

Tax Information

For the year ended April 30, 2012, 100.00% of the dividends paid from net investment income, including short-term capital gains from the Fund, is designated as qualified dividend income.

For the year ended April 30, 2012, 100.00% of the dividends paid from net investment income, including short-term capital gains from the Fund, is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (800) 207-7108. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	47	None
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	47	None
William H. Young [a] (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	47	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	47	None

28

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	47	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)	N/A	N/A
Robert Tuszynski [a] (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cipperman[b] (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a. Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

29

Liberty Street Horizon Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2012 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/11 to 4/30/12.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/11	4/30/12	11/1/11 – 4/30/12
Class A
	Actual Performance	$1,000.00	$1,082.00	$7.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.40	7.53
Class C
	Actual Performance	1,000.00	1,078.30	10.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.90	10.04
Institutional Class
	Actual Performance	1,000.00	1,083.50	6.48
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.64	6.28

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.00% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

30

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Liberty Street Horizon Fund

a series of the Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

125 Maiden Lane, 6th Floor

New York, New York 10038

Sub-Advisor

Horizon Asset Management LLC

470 Park Avenue South, 4th Floor South

New York, New York 10016

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration Corporation

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Liberty Street Horizon Fund A Shares	LSHAX	461 418 840
Liberty Street Horizon Fund C Shares	LSHCX	461 418 832
Liberty Street Horizon Fund Institutional Shares	LSHUX	461 418 824

Privacy Principles of the Liberty Street Horizon Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Liberty Street Horizon Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Liberty Street Horizon Fund

c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233-2301

Toll Free: 1-800-207-7108

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-207-7108.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2012	FYE 4/30/2011
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2012	FYE 4/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 4/30/2012	FYE 4/30/2011
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 9, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 9, 2012